Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.85%	1.21%	2.60%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.85%	1.16%	2.58%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.25%	1.53%	2.68%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		4.93%	1.34%	2.28%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.03%	2.40%	3.26%
Performance Inception Date	Aug. 31, 2016
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		6.97%	2.39%	3.22%
Performance Inception Date	Aug. 31, 2016
Class Z
Prospectus [Line Items]
Average Annual Return, Percent		6.74%	2.18%	3.12%
Bloomberg U.S. Municipal Bond Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		6.40%	2.25%	3.03%